ENVIRONMENTAL REHABILITATION (Details) - Schedule of Reconciliation of Obligations Associated Retirement Properties - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Reconciliation of Obligations Associated Retirement Properties [Abstract]
Balance, April 1, 2020	$ 7,863	$ 8,700
Reclamation expenditures	(467)	(189)
Unwinding of discount of environmental rehabilitation	269	251
Revision of provision	812	(1,610)
Foreign exchange impact	262	711
Balance, March 31, 2022	$ 8,739	$ 7,863